CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 27, 2014	Dec. 28, 2013
CURRENT ASSETS:
Restricted cash	$ 405	$ 720
Accounts receivable, net	195,912	180,452
Inventories:
Raw materials	183,770	161,226
Finished goods	156,278	126,079
Total inventories	340,048	287,305
Refundable income taxes	11,934	2,235
Deferred income taxes	6,284	6,866
Other current assets	18,423	18,820
TOTAL CURRENT ASSETS	573,006	496,398
DEFERRED INCOME TAXES	1,079	1,365
OTHER ASSETS	9,565	12,087
GOODWILL	183,062	160,146
INDEFINITE-LIVED INTANGIBLE ASSETS	2,340	2,340
OTHER INTANGIBLE ASSETS, NET	6,479	7,241
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	114,157	115,155
Building and improvements	175,340	173,641
Machinery and equipment	284,981	260,807
Furniture and fixtures	23,397	23,233
Construction in progress	6,523	5,866
PROPERTY, PLANT AND EQUIPMENT, GROSS	604,398	578,702
Less accumulated depreciation and amortization	(356,129)	(341,292)
PROPERTY, PLANT AND EQUIPMENT, NET	248,269	237,410
TOTAL ASSETS	1,023,800	916,987
CURRENT LIABILITIES:
Cash overdraft	621	1,079
Accounts payable	89,105	72,918
Accrued liabilities:
Compensation and benefits	62,143	45,018
Other	23,591	20,084
TOTAL CURRENT LIABILITIES	175,460	139,099
LONG-TERM DEBT	98,645	84,700
DEFERRED INCOME TAXES	30,933	26,788
OTHER LIABILITIES	19,202	16,666
TOTAL LIABILITIES	324,240	267,253
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none	0	0
Common stock, no par value; shares authorized 40,000,000; issued and outstanding, 19,984,451 and 19,948,270	19,984	19,948
Additional paid-in capital	162,483	156,129
Retained earnings	502,334	461,812
Accumulated other comprehensive earnings	1,348	3,466
Employee stock notes receivable	(455)	(732)
Total controlling interest shareholders' equity	685,694	640,623
Noncontrolling interest	13,866	9,111
TOTAL SHAREHOLDERS' EQUITY	699,560	649,734
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,023,800	$ 916,987